INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES
INVENTORIES

5. INVENTORIES

           Inventories consist of the following:

	At December 31, 2013	At December 31, 2014
	$	$
Raw materials	52,610,348	95,223,795
Work-in-process	25,181,639	33,207,222
Finished goods	153,365,824	303,894,102

	231,157,811	432,325,119

           In 2012, 2013 and 2014, inventory was written down by $3,085,529, $714,558 and $16,950,524, respectively, to reflect the lower of cost or market measurement.